Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	CONTEXT CAPITAL FUNDS
Central Index Key	0001589025
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Context Capital Funds | Context Macro Opportunities Fund | Investor Shares
Prospectus [Line Items]
Trading Symbol	CMOFX
Context Capital Funds | Context Macro Opportunities Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	CMOTX
Context Capital Funds | Context Strategic Global Equity Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	CGPGX
Context Capital Funds | Context Macro Opportunities Fund | Advisory Shares (Not Currently Offered)
Prospectus [Line Items]
Trading Symbol	CMOAX
Context Capital Funds | Context Strategic Global Equity Fund | Investor Shares (Not Currently Offered)
Prospectus [Line Items]
Trading Symbol	-